United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS – 94.6%
	AUSTRALIAN DOLLAR – 2.6%
	State/Provincial – 2.6%
1,940,000	Queensland Treasury Corp., Local Gov't. Guarantee, (Series 17), 6.00%, 9/14/2017	$2,221,334
	BRITISH POUND – 10.0%
	Finance - Automotive – 2.0%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,707,659
	Sovereign – 4.8%
1,750,000	United Kingdom, Government of, 4.75%, 3/7/2020	3,412,274
360,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	655,878
	TOTAL	4,068,152
	Telecommunications & Cellular – 1.9%
850,000	Vodafone Group PLC, Sr. Unsecd. Note, (Series EMTN), 5.625%, 12/4/2025	1,601,678
	Utilities – 1.3%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,054,271
	TOTAL BRITISH POUND	8,431,760
	CANADIAN DOLLAR – 4.8%
	Sovereign – 4.8%
700,000	Canada, Government of, 4.00%, 6/1/2017	797,121
500,000	Canada, Government of, 4.50%, 6/1/2015	557,138
1,630,000	Canada, Government of, Bond, 3.25%, 6/1/2021	1,822,825
800,000	Canada, Government of, Bond, 4.00%, 6/1/2016	896,296
	TOTAL CANADIAN DOLLAR	4,073,380
	DANISH KRONE – 2.0%
	Mortgage Banks – 0.7%
3,019,763	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	569,277
	Sovereign – 1.3%
5,700,000	Denmark, Government of, 5.00%, 11/15/2013	1,103,861
	TOTAL DANISH KRONE	1,673,138
	EURO – 31.3%
	Insurance – 1.1%
650,000	MetLife Global Funding I, (Series EMTN), 4.625%, 5/16/2017	924,934
	Sovereign – 30.2%
1,700,000	Austria, Government of, 4.30%, 9/15/2017	2,530,363
550,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	781,496
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,932,242
450,000	Bundesrepublic Deutschland, 2.25%, 9/4/2021	624,417
500,000	Bundesrepublic Deutschland, 3.25%, 7/4/2042	781,795
300,000	Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016	444,956
1,400,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,882,571
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,126,289
1,735,000	Buoni Poliennali Del Tes, Sr. Unsecd. Note, 5.00%, 3/1/2025	2,213,073
724,000	France, Government of, 4.25%, 10/25/2023	1,063,265
790,000	France, Government of, Bond, 3.50%, 4/25/2026	1,064,518
1,025,000	France, Government of, Bond, 4.50%, 4/25/2041	1,575,642
1,771,000	French Treasury Note, 2.00%, 7/12/2015	2,427,391

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
900,000	Germany, Government of, 3.75%, 1/4/2015	1,315,443
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,074,596
1,200,000	Lithuania, Government of, Sr. Unsecd. Note, 5.875%, 5/10/2012	1,609,635
1,500,000	Spain Letras Del Tesoro, Unsecd. Note, 6/21/2013	1,959,884
	TOTAL	25,407,576
	TOTAL EURO	26,332,510
	HONG KONG DOLLAR – 2.1%
	Sovereign – 2.1%
13,800,000	Hong Kong, Government of, 0.36%, 11/19/2012	1,781,147
	JAPANESE YEN – 33.9%
	Banking – 8.4%
101,000,000	Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,252,165
50,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	565,590
90,000,000	European Investment Bank, 1.25%, 9/20/2012	1,113,232
211,000,000	KFW, 1.35%, 1/20/2014	2,652,223
110,000,000	Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	1,440,759
	TOTAL	7,023,969
	Rail Industry – 2.6%
171,000,000	Deutsche Bahn Finance BV, (Series EMTN), 1.65%, 12/1/2014	2,168,333
	Sovereign – 22.9%
345,000,000	Japan, Government of, 0.40%, 6/20/2015	4,274,040
314,000,000	Japan, Government of, 1.30%, 3/20/2021	4,008,512
170,000,000	Japan, Government of, 1.90%, 6/20/2014	2,176,569
50,000,000	Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	657,494
290,000,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	3,826,241
340,000,000	Japan, Government of, Sr. Unsecd. Note, 1.10%, 6/20/2020	4,300,363
	TOTAL	19,243,219
	TOTAL JAPANESE YEN	28,435,521
	NORWEGIAN KRONE – 3.1%
	Banking – 1.4%
6,450,000	KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	1,202,066
	Sovereign – 1.7%
7,100,000	Norway, Government of, Bond, 4.25%, 5/19/2017	1,413,166
	TOTAL NORWEGIAN KRONE	2,615,232
	SINGAPORE DOLLAR – 1.2%
	Sovereign – 1.2%
1,170,000	Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	1,024,821
	SWEDISH KRONA – 3.6%
	Sovereign – 3.6%
18,200,000	Sweden, Government of, 4.50%, 8/12/2015	3,063,562
	TOTAL BONDS (IDENTIFIED COST $76,285,252)	79,652,405
	GOVERNMENT/AGENCY – 1.3%
	JAPANESE YEN – 1.3%
92,000,000	Republic of Italy, Sr. Unsecd. Note, 3.70%, 11/14/2016 (IDENTIFIED COST $1,115,579)	$1,071,054

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		INVESTMENT FUND – 0.9%
7,385		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $738,513)	736,533
		MUTUAL FUNDS – 2.3%[1]
694,366	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	694,366
124,691		Federated Project and Trade Finance Core Fund	1,216,985
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,940,831)	1,911,351
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $81,785,504)[3]	83,371,343
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[4]	733,772
		TOTAL NET ASSETS — 100%	$84,105,115

At February 29, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/5/2012	1,895,242 Euro	193,515,000 Japanese Yen	$12,255
3/5/2012	193,515,000 Japanese Yen	1,900,317 Euro	$(140,001)
3/29/2012	1,700,000 Euro	$2,236,557	$28,620
4/27/2012	1,957,536 Euro	14,800,000 Norwegian Krone	$39,735
4/27/2012	199,646,840 Japanese Yen	17,140,000 Swedish Krona	$(74,204)
Contracts Sold:
3/1/2012	177,270 Canadian Dollar	$177,455	$(1,705)
3/5/2012	1,900,317 Euro	193,515,000 Japanese Yen	$(11,196)
3/5/2012	193,515,000 Japanese Yen	1,895,242 Euro	$132,180
3/29/2012	150,000 Euro	$198,771	$(1,097)
4/27/2012	17,140,000 Swedish Krona	199,646,840 Japanese Yen	$(52,885)
4/27/2012	14,800,000 Norwegian Krone	1,957,536 Euro	$(72,276)
5/2/2012	1,100,000 Australian Dollar	$1,181,279	$10,180
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(130,394)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $254,275 and $209,143, respectively. This is based on the contracts held as of each month-end throughout the period.

1	Affiliated holdings.
2	7-Day net yield.
3	At February 29, 2012, the cost of investments for federal tax purposes was $82,304,645. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,066,698. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,556,284 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,489,586.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$79,652,405	$ —	$79,652,405
Government/Agency	—	1,071,054	—	1,071,054
Investment Fund	—	—	736,533[1]	736,533
Mutual Funds	694,366	1,216,985	—	1,911,351
TOTAL SECURITIES	$694,366	$81,940,444	$736,533	$83,371,343
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$(130,394)	$ —	$(130,394)
1	Includes $796,887 of a security transferred from Level 1 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
Investments in Debt Securities
Balance as of December 1, 2011	$ —
Change in unrealized appreciation/depreciation	(60,354)
Transfers into Level 3[1]	796,887
Balance as of February 29, 2012	$736,533
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2012	$(60,354)
1	Transferred from Level 1 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012